LHFI by Credit Quality Indicator (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011		Dec. 31, 2010
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans held for investment	$ 122,495	[1]	$ 115,975	[1]
Residential Nonguaranteed
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans held for investment	23,243	[2]	23,959	[2]
Consumer Other Direct
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans held for investment	1,610	[3]	1,309	[3]
Federally Guaranteed Residential Loans | Residential Nonguaranteed
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans held for investment	6,700		4,500
Guaranteed Student Loans | Consumer Other Direct
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans held for investment	$ 449		$ 413

[1]	Includes loans of consolidated VIEs $3,322 $2,869
[2]	Excludes $6.7 billion and $4.5 billion at December 31, 2011 and 2010, respectively, of guaranteed residential loans. At both December 31, 2011 and 2010, the majority of these loans had FICO scores of 700 and above.
[3]	Excludes $449 million and $413 million as of December 31, 2011 and 2010, respectively, of private-label student loans with third party insurance. At December 31, 2011 and 2010, the majority of these loans had FICO scores of 700 and above.